Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,657,550	$ 1,598,214
Less: accumulated depreciation and amortization	(946,823)	(838,769)
Property and equipment, net	710,727	759,445
Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	525,365	508,325
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	132,650	172,536
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Subtotal	252,097	239,945
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	169,216	163,728
Software [Member]
Property, Plant and Equipment [Line Items]
Subtotal	395,395	382,571
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 182,827	$ 131,109